LONG-TERM LOANS (Details) - USD ($) $ in Thousands		Jun. 30, 2017	Jun. 30, 2016
Debt Instrument [Line Items]
Loans Payable to Bank		$ 21,001	$ 27,341
Less: current portion		(420)	(6,833)
Long-term bank loans		20,581	20,508
USD-denominated loan [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	[1]	0	4,770
MYR-denominated loan [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	[2]	782	830
SGD-denominated loan [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	[3]	187	1,939
Convertible Bond [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	[4]	$ 20,032	$ 19,802

[1]	The USD denominated loan was repaid in March 2017. The borrowing was secured by restricted cash amounting to $4,515 which was released in March 2017 upon the repayment.
[2]	The MYR denominated loans are repayable in 3 to 75 installments with the last installment due in December 2041. For the year ended June 30, 2017, the effective interest rates ranged from 2.19% to 5.68% per annum. The borrowings are secured by the mortgages of buildings, vehicles, and prepaid land leases in Malaysia, with an aggregate carrying value of $1,019 and $1,396 as of June 30, 2016 and 2017, respectively.
[3]	The SGD denominated loans are repayable in 10 to 31 installments with the last installment due on March 15, 2020. For the year ended June 30, 2017, the effective interest rates ranged from 2.68% to 5.44% per annum. The borrowing is secured by vehicles and restricted cash with a total carrying value of $3,148 and $307 as of June 30, 2016 and 2017, respectively.
[4]	On May 30, 2014, the Company entered into a Convertible Bond agreement with International Finance Corporation ("IFC"), under which the Company borrowed $20,000 from IFC (the “Convertible Bond”) with an interest rate of 2.1% per annum and commitment fee of 0.5% per annum paid in arrears semi-annually. The Convertible Bond has a five year term and was drawn down on August 30, 2014 and is repayable in full on August 29, 2019. The loan may not be prepaid before it is due.